Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

It is our practice to grant most of our equity awards, including stock options, on pre-established dates, with annual grants generally occurring in the first week of March in connection with March Committee and Board meetings. The Committee approves annual awards for directors and executive officers. Annual awards for executives are granted in specified dollar amounts, with the number of shares for each time-based RSU and PSU grant determined by dividing the dollar amount by the closing average of the high and low market price of our Common Stock on the grant date. We do not make off-cycle equity grants to our executive officers except in connection with a promotion or in connection with hiring a new executive officer. Neither the Board nor the Committee takes material, non-public information into account when determining the timing of equity awards, including stock options, and we do not time the release of material, non-public information based on equity award grant dates.

Award Timing Method	It is our practice to grant most of our equity awards, including stock options, on pre-established dates, with annual grants generally occurring in the first week of March in connection with March Committee and Board meetings. The Committee approves annual awards for directors and executive officers. Annual awards for executives are granted in specified dollar amounts, with the number of shares for each time-based RSU and PSU grant determined by dividing the dollar amount by the closing average of the high and low market price of our Common Stock on the grant date. We do not make off-cycle equity grants to our executive officers except in connection with a promotion or in connection with hiring a new executive officer.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the Board nor the Committee takes material, non-public information into account when determining the timing of equity awards, including stock options, and we do not time the release of material, non-public information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false